Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Starcapital is an equity investor in several entities, each of which we divested and transferred to Starcapital or its subsidiaries in a transaction completed in December 2012. Previously, we have had sale and purchase transactions with these entities divested to Starcapital. The following is a summary of the transactions and balances:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Sales and services rendered	$3,931	$6,012	$6,228
Purchases	$939	$5,262	$3,833

	As of December 31,
	2012	2011
	(in thousands)
Trade receivables	$4,622	$3,903
Accrued and other receivables	$4,043	$5,473
Trade payables	$166	$180